UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group State Tax Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

November 30, 2010

	Principal
	Amount	Value
Municipal Bonds – 98.34%
Corporate Revenue Bonds – 9.84%
Allegheny County Industrial Development Authority Environmental Improvement Revenue Refunding
(U.S. Steel Corp.) 6.75% 11/1/24	$4,000,000	$4,184,960
Beaver County Industrial Development Authority Pollution Control Revenue Refunding
(Atlantic Richfield Project) 5.95% 7/1/21	4,100,000	4,099,631
•(Firstenergy General Corp.) Series C 7.125% 6/1/28 (AMT)	7,500,000	7,700,700
Bucks County Industrial Development Authority Environmental Improvement Revenue Refunding
(USX Project) 5.40% 11/1/17	2,250,000	2,331,743
Dauphin County Industrial Development Authority Water Revenue Refunding
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	2,044,700
Indiana County Industrial Development Authority Pollution Control Revenue Refunding
(PSE&G Power Project) 5.85% 6/1/27 (AMT)	3,000,000	3,002,820
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply ) 7.00% 7/15/39	6,500,000	7,171,320
•(Exelon Generation Project) Series A 5.00% 12/1/42	2,000,000	2,094,960
Pennsylvania Economic Development Financing Authority Sewer Sludge Disposal Revenue
(Philadelphia Biosolids Facility) 6.25% 1/1/32	2,500,000	2,583,775
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	11,148,610
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Aqua Pennsylvania) Series A 5.00% 10/1/39	2,500,000	2,508,700
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,044,541
		51,916,460
Education Revenue Bonds – 21.17%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,932,319
(Chatham College Project)
Series A 5.85% 3/1/22	560,000	562,285
Series A 5.95% 3/1/32	1,000,000	1,004,560
Series B 5.75% 11/15/35	4,000,000	4,008,680
(Robert Morris University) Series A
5.50% 10/15/30	1,275,000	1,241,850
5.75% 10/15/40	2,200,000	2,135,716
Delaware County Authority College Revenue Refunding (Eastern College Project) Series B
5.50% 10/1/19	3,410,000	3,410,512
5.50% 10/1/24	2,850,000	2,766,523
Delaware County Industrial Development Authority Revenue
(Chester Community Charter School) Series A 6.125% 8/15/40	5,000,000	4,735,250
Erie Higher Education Building Authority College Revenue Refunding
(Mercyhurst College Project) Series B 5.00% 3/15/23	750,000	759,705
Huntingdon County General Authority Revenue (Juniata College) Series A 5.00% 5/1/30	2,650,000	2,601,452
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	4,813,450
(Muhlenberg College Project)
5.00% 2/1/29	740,000	751,359
5.25% 2/1/34	1,000,000	1,019,890
5.25% 2/1/39	2,750,000	2,784,403
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	4,881,449

Montgomery County Higher Education & Health Authority Revenue (Arcadia University)
5.625% 4/1/40	2,375,000	2,366,331
Northampton County General Purpose Authority Revenue
(Higher Education-Lehigh University) 5.00% 11/15/39	6,000,000	6,080,399
Pennsylvania Economic Development Financing Authority School Revenue
(Germantown Friends School Project) 5.35% 8/15/31	2,820,000	2,832,323
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,505,640
5.20% 5/1/32	1,000,000	1,004,300
(Edinboro University Student Housing)
5.875% 7/1/38	3,500,000	3,404,380
6.00% 7/1/42	1,400,000	1,376,550
6.00% 7/1/43	2,500,000	2,457,700
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,503,995
(St. Joseph's University) Series A 5.00% 11/1/40	4,750,000	4,698,890
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	933,800
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,620,063
(University of Pennsylvania) Series B
5.00% 9/1/26	1,450,000	1,576,759
5.00% 9/1/27	1,550,000	1,673,520
5.00% 9/1/30	1,000,000	1,056,900
5.00% 9/1/31	250,000	262,915
5.00% 9/1/32	1,000,000	1,045,720
(Ursinus College) 5.125% 1/1/33 (RADIAN)	2,000,000	1,971,300
(University Properties-East Stroudsburg) 5.00% 7/1/42	5,500,000	4,851,385
(Widener University)
5.00% 7/15/39	3,000,000	2,740,530
5.375% 7/15/29	650,000	652,555
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	3,580,600
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,439,535
Series A 5.625% 6/15/42	3,000,000	2,807,340
(Master Charter School Project)
6.00% 8/1/35	1,610,000	1,618,050
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project)
Series A	1,525,000	1,214,830
5.50% 7/1/35 (ACA)
5.625% 7/1/28 (ACA)	1,000,000	853,980
Swarthmore Borough Authority College Revenue (Swarthmore College Project)
5.00% 9/15/31	15,000,000	15,138,149
		111,677,842
Electric Revenue Bonds – 2.54%
Philadelphia Gas Works Revenue
^(Capital Appreciation) Series 11-C 6.884% 1/1/12 (AMBAC)	2,500,000	2,385,025
Refunding (8th-1998 General Ordinance) Series A
5.00% 8/1/15	2,640,000	2,886,655
5.00% 8/1/16	3,000,000	3,310,890
Puerto Rico Electric Power Authority Revenue Series WW 5.00% 7/1/28	4,800,000	4,788,672
		13,371,242
Healthcare Revenue Bonds – 25.30%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburg Medical Center) Series A
5.50% 8/15/34	3,980,000	4,059,640
5.625% 8/15/39	5,000,000	5,125,750
Berks County Municipal Authority Revenue
(Health Care-Pooled Financing Project) 5.00% 3/1/28	11,750,000	11,750,587
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	10,406,899

Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39	8,000,000	8,947,360
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,151,750
6.375% 1/1/39	5,000,000	5,083,200
Dauphin County General Authority Health System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/36	10,000,000	10,335,900
Franklin County Industrial Development Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	7,000,000	6,920,900
Geisinger Authority Health System Revenue Series A 5.25% 6/1/39	5,000,000	5,103,050
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,885,730
(Health Center-Willow Valley Retirement Project) 5.875% 6/1/31	2,100,000	2,115,708
Lycoming County Authority Health Systems Revenue (Susquehanna Health System Project)
Series A 5.75% 7/1/39	10,000,000	10,148,200
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A
5.125% 6/1/32	6,500,000	6,371,365
5.125% 6/1/33	5,000,000	4,879,350
Montgomery County Industrial Development Authority Revenue
(Acts Retirement-Life Communities) Series A-1 6.25% 11/15/29	700,000	728,686
(Foulkeways At Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	964,860
5.00% 12/1/30	1,500,000	1,384,050
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project) Series A
5.625% 7/1/32	4,500,000	4,535,325
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	8,900,000	9,438,806
Pennsylvania Economic Development Financing Authority Revenue
(Dr. Gertrude A. Barber Center Project) 5.90% 12/1/30 (RADIAN)	2,250,000	2,221,403
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Temple University Health System) Series A 5.50% 7/1/30	5,000,000	4,681,150
South Fork Municipal Hospital Authority Revenue (Conemaugh Health Systems Project)
5.50% 7/1/29	3,500,000	3,373,615
St. Mary Hospital Authority Health System Revenue (Catholic Health East)
Series A 5.00% 11/15/40	3,500,000	3,338,090
Series D 6.25% 11/15/34	4,960,000	5,347,773
Westmoreland County Industrial Development Authority Revenue
(Health System-Excela Health Project) Series A 5.125% 7/1/30	1,200,000	1,171,692
		133,470,839
Housing Revenue Bonds – 3.80%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue Refunding
Series KK-2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,554,224
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A	1,265,000	1,267,657
5.40% 3/1/22 (AMT)
5.50% 3/1/41 (AMT)	5,340,000	5,341,975
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 94-A 5.15% 10/1/37 (AMT)	4,175,000	4,126,821
Series 110-B 4.75% 10/1/39	5,000,000	4,832,100
Philadelphia Industrial Development Authority Revenue
(Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35	2,295,000	1,931,793
		20,054,570
Lease Revenue Bonds – 8.03%
Allegheny County Industrial Development Authority Lease Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	1,183,624
5.125% 9/1/31	1,345,000	1,143,923
Pennsylvania Commonwealth Financing Authority Revenue Series B
5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,194,200

Pennsylvania Industrial Development Authority Revenue Refunding (Economic Development)
5.50% 7/1/23	5,000,000	5,459,050
Philadelphia Authority for Industrial Development Revenue (Sub-Air Cargo Project) Series A
7.50% 1/1/25 (AMT)	2,500,000	2,447,575
Philadelphia Municipal Authority Revenue (Lease) 6.50% 4/1/39	4,000,000	4,219,920
Puerto Rico Public Buildings Authority Revenue Guaranteed (Government Facilities)
•Refunding Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,274,405
Un-Refunding Balance Series I 5.25% 7/1/33	15,500,000	15,438,310
		42,361,007
Local General Obligation Bonds – 1.78%
Bethel Park School District 5.10% 8/1/33	3,000,000	3,063,000
Chester County Series C 5.00% 7/15/29	3,000,000	3,231,630
Greater Johnstown School District Series C 5.125% 8/1/25 (NATL-RE)	995,000	1,007,955
Mount Lebanon School District Series A 5.00% 2/15/34	2,000,000	2,057,480
		9,360,065
§Pre-Refunded/Escrowed to Maturity Bonds – 6.31%
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,665,795
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	4,892,214
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	13,000,000	16,125,331
Pittsburgh Urban Development Water & Sewer Authority Revenue
(Crossover Refunding Projects) 7.25% 9/1/14 (FGIC)	4,345,000	4,904,853
Southcentral General Authority Revenue (Wellspan Health Obligated Project)
5.625% 5/15/26	3,610,000	3,719,888
		33,308,081
Special Tax Revenue Bonds – 4.92%
Allegheny County Redevelopment Authority Tax Increment Revenue (Waterfront Project)
Series B 6.00% 12/15/10	100,000	100,134
Guam Government Limited Obligation Revenue (Section 30) Series A
5.625% 12/1/29	95,000	96,373
5.75% 12/1/34	3,170,000	3,214,443
Pittsburgh & Allegheny County Sports & Exhibition Authority Refunding 5.00% 2/1/35 (AGM)	5,500,000	5,401,220
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,160,000	8,264,855
Series A 5.75% 8/1/37	4,760,000	4,920,317
Series C 6.00% 8/1/39	2,940,000	3,121,310
•Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger)
Series A 5.45% 7/1/35	1,000,000	853,470
		25,972,122
State & Territory General Obligation Bonds – 2.35%
Pennsylvania First Series 5.00% 3/15/28	5,000,000	5,358,700
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.25% 7/1/15	3,250,000	3,499,080
Series C 6.00% 7/1/39	3,370,000	3,516,696
		12,374,476
Transportation Revenue Bonds – 10.84%
Allegheny County Airport Revenue Refunding (Pittsburgh International Airport Project)
Series A 5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,314,097
Delaware River Port Authority (Pennsylvania & New Jersey Port District Project) Series B
5.70% 1/1/21 (AGM)	8,560,000	8,574,037
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,526,815
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,670,921
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Series A 6.375% 11/1/41 (AMT)	5,000,000	5,037,000
Pennsylvania Economic Development Financing Authority Revenue
(30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,486,095

Pennsylvania Turnpike Commission Revenue
ΩSeries B2 5.125% 12/1/35	1,550,000	1,123,983
ΩSeries C2 5.35% 12/1/30	1,500,000	1,087,725
ΩSeries C2 5.45% 12/1/35	8,950,000	6,370,342
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,516,600
Sub-Series B 5.25% 6/1/39	3,000,000	3,030,720
Sub-Series D 5.125% 12/1/40	3,945,000	3,936,005
Philadelphia Airport Revenue Refunding Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,202,323
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	4,000,000	4,310,440
Un-Refunded Balance Series G 5.00% 7/1/33	1,030,000	990,850
		57,177,953
Water & Sewer Revenue Bonds – 1.46%
Allegheny County Sanitation Authority 5.00% 6/1/40 (AGM)	2,000,000	2,028,300
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,179,325
6.00% 12/1/37	1,000,000	1,012,030
Philadelphia Water & Waste Revenue Refunding 5.25% 12/15/14 (AMBAC)	3,150,000	3,487,146
		7,706,801
Total Municipal Bonds (cost $504,032,096)		518,751,458

Short-Term Investments – 0.38%
ΔVariable Rate Demand Notes – 0.38%
Pittsburgh Water & Sewer Authority Water & Sewer System Revenue (First Lien) Series B2
0.27% 9/1/39 (LOC, PNC Bank N.A.)	500,000	500,000
Southeastern Pennsylvania Transportation Authority Revenue 0.28% 3/1/22 (LOC, PNC Bank N.A.)	1,500,000	1,500,000
Total Short-Term Investments (cost $2,000,000)		2,000,000

Total Value of Securities – 98.72%
(cost $506,032,096)		520,751,458
Receivables and Other Assets Net of Liabilities (See Notes) – 1.28%		6,738,721
Net Assets Applicable to 67,514,586 Shares Outstanding – 100.00%		$527,490,179

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of November 30, 2010. Interest rates reset periodically.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
ΔTax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association collateral
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (February 28, 2007 – February 28, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At November 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At November 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$506,032,096
Aggregate unrealized appreciation	20,498,617
Aggregate unrealized depreciation	(5,779,255)
Net unrealized appreciation	$14,719,361

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of November 30, 2010:

Level 2
Municipal Bonds	$518,751,458
Short-Term	2,000,000
Total	$520,751,458

There were no Level 1 or Level 3 securities at the beginning or end of the period.

During the period ended November 30, 2010 there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2010, 15.50% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to November 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: